Financial Risk Management - Capital Risk Management, Net Debt (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Financial Instruments [Abstract]
Cash and cash equivalents	R 6,357	R 993	R 706	R 1,246
Borrowings	(7,718)	(5,915)
Net debt	R (1,361)	R (4,922)